Related Party Transactions (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Jan. 13, 2022	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²
Related Party Transactions [Line Items]
Office space totaling (in Square Meters) | m²					2,749.3	2,749.3
Total purchase price					$ 4,600,000	¥ 32
Jiangxi Yueshang [Member]
Related Party Transactions [Line Items]
Prepayment amount	$ 2,300,000	¥ 16
Related Party [Member]
Related Party Transactions [Line Items]
Rights to use trademarks | $			$ 35,864
Mr. Gang Lai [Member]
Related Party Transactions [Line Items]
Equity interest ownership percentage				5.00%	5.00%	5.00%